ANCHO

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 31.7%
	AEROSPACE & DEFENSE - 1.0%
700	Boeing Company(a),(c),(d)	$ 145,124
257	Lockheed Martin Corporation(c),(d)	123,972
125	RTX Corporation(d)	17,060
		286,156
	APPAREL & TEXTILE PRODUCTS - 1.9%
1,754	NIKE, Inc., Class B(c),(d)	106,275
7,384	On Holding A.G.(a) (c),(d)	438,536
		544,811
	AUTOMOTIVE - 1.6%
5,852	General Motors Company(c),(d)	290,318
446	Tesla, Inc.(a),(c),(d)	154,521
		444,839
	BANKING - 1.7%
3,745	Bank of America Corporation(c),(d)	165,267
870	Citigroup, Inc.(c),(d)	65,528
523	JPMorgan Chase & Company(c),(d)	138,072
2,700	US Bancorp(c),(d)	117,693
		486,560
	BEVERAGES - 0.5%
1,944	Coca-Cola Company(c),(d)	140,162

	BIOTECH & PHARMA - 2.1%
343	AbbVie, Inc. (c),(d)	63,836
143	Eli Lilly & Company(c),(d)	105,487
1,430	Merck & Company, Inc.(c),(d)	109,881
1,731	Novo Nordisk A/S - ADR(c),(d)	123,767
2,338	Pfizer, Inc.(c),(d)	54,920
753	Zoetis, Inc.(c),(d)	126,978
		584,869
	E-COMMERCE DISCRETIONARY - 1.2%
1,378	Alibaba Group Holding Ltd. - ADR(d)	156,872
935	Amazon.com, Inc.(a),(c),(d)	191,684
		348,556

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 31.7% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
955	Electronic Arts, Inc.(c),(d)	$ 137,310

	FOOD - 0.4%
3,691	Kraft Heinz Company(c),(d)	98,660

	HEALTH CARE FACILITIES & SERVICES - 1.6%
795	CVS Health Corporation(c),(d)	50,912
910	Tenet Healthcare Corporation(a),(c),(d)	153,581
775	UnitedHealth Group, Inc.(c),(d)	233,980
		438,473
	INSURANCE - 0.5%
478	Chubb Ltd.(c),(d)	142,062

	INTERNET MEDIA & SERVICES - 3.2%
2,120	Alphabet, Inc., Class C(c),(d)	366,442
626	Meta Platforms, Inc., Class A(c),(d)	405,329
100	Netflix, Inc.(a),(c),(d)	120,723
		892,494
	LEISURE FACILITIES & SERVICES - 1.0%
299	Domino's Pizza, Inc.(c),(d)	141,672
411	McDonald's Corporation(c),(d)	128,992
		270,664
	MACHINERY - 0.5%
395	Caterpillar, Inc.(c),(d)	137,472

	MEDICAL EQUIPMENT & DEVICES - 0.5%
1,050	Abbott Laboratories(c),(d)	140,259

	OIL & GAS PRODUCERS - 1.0%
929	Chevron Corporation(c),(d)	126,994
1,000	Exxon Mobil Corporation(c),(d)	102,300
1,126	Occidental Petroleum Corporation(c),(d)	45,918
		275,212

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 31.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
1,567	Schlumberger Ltd.(c),(d)	$ 51,789

	RETAIL - CONSUMER STAPLES - 0.6%
433	Target Corporation(c),(d)	40,706
1,279	Walmart, Inc.(c),(d)	126,263
		166,969
	RETAIL - DISCRETIONARY - 0.5%
318	Ulta Beauty, Inc.(a),(c),(d)	149,924

	SEMICONDUCTORS - 6.0%
2,602	Advanced Micro Devices, Inc.(a),(c),(d)	288,120
1,420	Broadcom, Inc.(c),(d)	343,739
5,897	Intel Corporation(c),(d)	115,286
2,945	Micron Technology, Inc.(c),(d)	278,185
3,207	NVIDIA Corporation(c),(d)	433,362
1,093	Taiwan Semiconductor Manufacturing Company Ltd. - ADR(c),(d)	211,299
		1,669,991
	SOFTWARE - 2.7%
263	Adobe, Inc.(a),(d)	109,169
904	Fortinet, Inc.(a),(c),(d)	92,009
4,757	Gen Digital, Inc.(c),(d)	135,479
263	Microsoft Corporation(c),(d)	121,075
1,300	Palantir Technologies, Inc.(a),(c),(d)	171,314
429	Salesforce, Inc.(c),(d)	113,844
		742,890
	TECHNOLOGY HARDWARE - 1.0%
1,397	Apple, Inc.(c),(d)	280,587

	TELECOMMUNICATIONS - 0.5%
2,728	AT&T, Inc.(c),(d)	75,838
1,383	Verizon Communications, Inc.(c),(d)	60,797
		136,635
	TRANSPORTATION & LOGISTICS - 1.0%
1,505	Delta Air Lines, Inc.(c),(d)	72,827

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 31.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0% (Continued)
932	United Airlines Holdings, Inc.(a),(c),(d)	$ 74,043
1,226	United Parcel Service, Inc., Class B(c),(d)	119,584
		266,454

	TOTAL COMMON STOCKS (Cost $8,259,259)	8,833,798

	EXCHANGE-TRADED FUNDS — 69.1%
	EQUITY - 69.1%
17,197	Communication Services Select Sector SPDR Fund(c),(d)	1,743,776
5,296	Consumer Discretionary Select Sector SPDR Fund(c),(d)	1,132,285
17,260	Consumer Staples Select Sector SPDR Fund(c),(d)	1,429,646
6,937	Energy Select Sector SPDR Fund(c),(d)	565,574
59,349	Financial Select Sector SPDR Fund(c),(d)	3,024,425
13,784	Health Care Select Sector SPDR Fund(c),(d)	1,828,310
12,413	Industrial Select Sector SPDR Fund(c),(d)	1,772,825
5,571	Materials Select Sector SPDR Fund(c),(d)	481,000
13,878	Real Estate Select Sector SPDR Fund(c),(d)	579,129
1,397	SPDR S&P Biotech ETF(c),(d)	110,628
12,901	Technology Select Sector SPDR Fund(c),(d)	2,978,970
9,056	Utilities Select Sector SPDR Fund(c),(d)	741,867
1,000	VanEck Semiconductor ETF(a),(c),(d)	239,750
4,388	Vanguard Information Technology ETF(c),(d)	2,660,751
		19,288,936

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,068,665)	19,288,936

	TOTAL INVESTMENTS - 100.8% (Cost $26,327,924)	$ 28,122,734
	CALL OPTIONS WRITTEN - (4.9)% (Premiums received - $1,267,538)	(1,360,261)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%	1,149,519
	NET ASSETS - 100.0%	$ 27,911,992

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Contracts(b)
	WRITTEN EQUITY OPTIONS(a) - (4.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.9)%
5	Abbott Laboratories	06/06/2025	$ 135	$ 66,790	$ 510
3	Abbott Laboratories	06/06/2025	136	40,074	243
3	AbbVie, Inc.	06/13/2025	185	55,833	1,497
2	Adobe, Inc.	06/06/2025	375	83,018	8,536
22	Advanced Micro Devices, Inc.	06/06/2025	99	243,606	26,818
3	Advanced Micro Devices, Inc.	06/06/2025	104	33,219	2,319
6	Alibaba Group Holding Ltd.	06/06/2025	115	68,304	1,026
5	Alibaba Group Holding Ltd.	06/06/2025	120	56,920	220
14	Alphabet, Inc.	06/06/2025	160	241,990	18,746
5	Alphabet, Inc.	06/06/2025	163	86,425	5,315
8	Amazon.com, Inc.	06/06/2025	188	164,008	14,240
10	Apple, Inc.	06/06/2025	203	200,850	2,400
10	AT&T, Inc.	06/06/2025	29	27,800	50
10	AT&T, Inc.	06/20/2025	22	27,800	5,700
20	Bank of America Corporation	06/06/2025	39	88,260	10,460
6	Boeing Company	06/06/2025	165	124,392	25,488
10	Broadcom, Inc.	06/06/2025	175	242,070	66,690
4	Broadcom, Inc.	06/06/2025	190	96,828	20,752
3	Caterpillar, Inc.	06/06/2025	315	104,409	9,900
7	Chevron Corporation	06/06/2025	140	95,690	441
3	Chubb Ltd.	06/20/2025	290	89,160	3,000
7	Citigroup, Inc.	06/06/2025	75	52,724	840
10	Coca-Cola Company	06/06/2025	72	72,100	700
100	Communication Services Select Sector SPDR Fund	06/06/2025	96	1,014,000	59,000
10	Communication Services Select Sector SPDR Fund	06/06/2025	99	101,400	2,850
30	Consumer Discretionary Select Sector SPDR Fund	06/06/2025	198	641,400	48,300
5	Consumer Discretionary Select Sector SPDR Fund	06/06/2025	210	106,900	2,775
30	Consumer Staples Select Sector SPDR Fund	06/06/2025	81	248,490	6,690
40	Consumer Staples Select Sector SPDR Fund	06/06/2025	82	331,320	6,120
10	Consumer Staples Select Sector SPDR Fund	06/20/2025	80	82,830	3,400
5	CVS Health Corporation	06/06/2025	63	32,020	855
12	Delta Air Lines, Inc.	06/06/2025	50	58,068	540
2	Domino's Pizza, Inc.	06/20/2025	470	94,764	2,400
6	Electronic Arts, Inc.	06/06/2025	146	86,268	282
1	Eli Lilly & Company	06/06/2025	725	73,767	2,377
30	Energy Select Sector SPDR Fund	06/06/2025	82	244,590	3,000
10	Exxon Mobil Corporation	06/06/2025	105	102,300	400
100	Financial Select Sector SPDR Fund	06/06/2025	49	509,600	25,200
100	Financial Select Sector SPDR Fund	06/06/2025	49	509,600	18,000
50	Financial Select Sector SPDR Fund	06/06/2025	51	254,800	2,050
50	Financial Select Sector SPDR Fund	06/13/2025	50	254,800	7,550
50	Financial Select Sector SPDR Fund	06/13/2025	52	254,800	2,100
8	Fortinet, Inc.	06/06/2025	102	81,424	1,328
25	Gen Digital, Inc.	06/20/2025	27	71,200	4,375
10	Gen Digital, Inc.	06/20/2025	29	28,480	310
30	General Motors Company	06/13/2025	46	148,830	12,975
100	Health Care Select Sector SPDR Fund	06/06/2025	135	1,326,400	4,900
55	Industrial Select Sector SPDR Fund	06/06/2025	131	785,510	66,413

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS(a) - (4.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.9)% (Continued)
10	Industrial Select Sector SPDR Fund	06/20/2025	$ 139	$ 142,820	$ 4,800
25	Intel Corporation	06/06/2025	21	48,875	225
20	Intel Corporation	06/13/2025	22	39,100	280
4	JPMorgan Chase & Company	06/06/2025	243	105,600	8,800
20	Kraft Heinz Company	06/06/2025	28	53,460	80
2	Lockheed Martin Corporation	06/06/2025	465	96,476	3,300
15	Materials Select Sector SPDR Fund	06/06/2025	87	129,510	645
3	McDonald's Corporation	06/06/2025	310	94,155	1,305
10	Merck & Company, Inc.	06/06/2025	80	76,840	440
6	Meta Platforms, Inc.	06/06/2025	575	388,494	43,884
25	Micron Technology, Inc.	06/06/2025	76	236,150	48,000
3	Micron Technology, Inc.	06/06/2025	93	28,338	1,008
2	Microsoft Corporation	06/06/2025	443	92,072	3,886
1	Netflix, Inc.	06/13/2025	1,010	120,723	19,948
10	NIKE, Inc.	06/06/2025	58	60,590	2,900
15	Novo Nordisk A/S	06/13/2025	67	107,250	6,975
29	NVIDIA Corporation	06/06/2025	116	391,877	55,622
2	NVIDIA Corporation	06/06/2025	123	27,026	2,490
8	Occidental Petroleum Corporation	06/06/2025	43	32,624	168
45	On Holding A.G.	06/06/2025	49	267,255	45,900
13	Palantir Technologies, Inc.	06/06/2025	99	171,314	41,275
15	Pfizer, Inc.	06/06/2025	24	35,235	480
50	Real Estate Select Sector SPDR Fund	06/20/2025	41	208,650	6,250
20	Real Estate Select Sector SPDR Fund	06/20/2025	42	83,460	1,180
2	Salesforce, Inc.	06/06/2025	263	53,074	1,130
10	Schlumberger N.V.	06/06/2025	35	33,050	120
10	SPDR S&P Biotech ETF	06/06/2025	79	79,190	1,800
10	Taiwan Semiconductor Manufacturing Company Ltd.	06/06/2025	168	193,320	24,490
4	Target Corporation	06/06/2025	98	37,604	152
95	Technology Select Sector SPDR Fund	06/06/2025	200	2,193,645	286,519
5	Technology Select Sector SPDR Fund	06/06/2025	223	115,455	3,310
8	Tenet Healthcare Corporation	06/20/2025	140	135,016	24,560
4	Tesla, Inc.	06/13/2025	290	138,584	23,400
2	Ulta Beauty, Inc.	06/06/2025	380	94,292	18,310
5	United Airlines Holdings, Inc.	06/06/2025	68	39,723	5,850
10	United Parcel Service, Inc.	06/06/2025	98	97,540	1,140
5	UnitedHealth Group, Inc.	06/06/2025	305	150,955	2,400
20	US Bancorp	06/13/2025	42	87,180	4,500
40	Utilities Select Sector SPDR Fund	06/06/2025	79	327,680	11,640
9	VanEck Semiconductor ETF	06/06/2025	205	215,775	31,343
1	VanEck Semiconductor ETF	06/06/2025	235	23,975	770
35	Vanguard Information Technology ETF	06/20/2025	585	2,122,295	100,800
10	Verizon Communications, Inc.	06/06/2025	45	43,960	230
10	Walmart, Inc.	06/06/2025	93	98,720	6,000
5	Zoetis, Inc.	06/20/2025	170	84,315	1,875
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,267,538)				1,360,261

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS(a) - (4.9)%	Fair Value
CALL OPTIONS WRITTEN- (4.9)% (Continued)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,267,538)	$ 1,360,261

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b) (c) (d)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Security is subject to written call options.

All or portion of the security is pledged as collateral for written options.